Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions
Schedule of Related Party Transactions
Service agreements, lease agreements and products
in € THOUS
	2018		2017		2016		December 31, 2018		December 31, 2017
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable

Service agreements (1)
Fresenius SE	445	24.456	381	21.704	389	20.220	378	4.019	40	2.948
Fresenius SE affiliates	3.819	101.590	11.111	81.491	4.866	74.083	681	8.470	9.445	4.696
Equity method investees	20.043	-	17.797	-	17.578	-	2.449	-	1.738	-
Total	24.307	126.046	29.289	103.195	22.833	94.303	3.508	12.489	11.223	7.644

Lease agreements
Fresenius SE	-	8.745	-	8.456	-	9.475	-	-	-	-
Fresenius SE affiliates	-	15.852	-	13.676	-	13.717	-	-	-	-
Total	-	24.597	-	22.132	-	23.192	-	-	-	-

Products
Fresenius SE	-	-	1	-	2	-	-	-	-	-
Fresenius SE affiliates	33.564	39.181	30.529	40.467	26.049	43.390	8.750	3.658	9.148	3.976
Equity method investees	-	425.430	-	399.180	-	371.241	-	57.975	-	36.550
Total	33.564	464.611	30.530	439.647	26.051	414.631	8.750	61.633	9.148	40.526

(1) In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €9,376 and €6,397 at December 31, 2018 and 2017.